INVESTMENT PROPERTIES (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
INVESTMENT PROPERTIES
Schedule of investment properties
The details of investment properties are as follows:

In thousands of USD	Leasehold land	Building	Others	Total
Cost:
At January 1, 2023	5,746	30,679	394	36,819
Additions	80	33	334	447
Exchange adjustments	(63)	(271)	(4)	(338)
At June 30, 2023	5,763	30,441	724	36,928
Accumulated depreciation:
At January 1, 2023	(199)	(1,051)	(27)	(1,277)
Charge for the period	(195)	(1,050)	(35)	(1,280)
Exchange adjustments	3	13	—	16
At June 30, 2023	(391)	(2,088)	(62)	(2,541)
Net book value:
At June 30, 2023	5,372	28,353	662	34,387

The detail of investment properties is as follows:

In thousands of USD	Leasehold land	Building	Others	Total
Cost:
At July 1, 2022*	—	—	—	—
Acquisition of assets	4,833	29,773	380	34,986
Additions	730	—	—	730
Exchange adjustments	183	906	14	1,103
At December 31, 2022	5,746	30,679	394	36,819
Accumulated depreciation:
At January 1, 2022	—	—	—	—
Charge for the year	(192)	(1,019)	(26)	(1,237)
Exchange adjustments	(7)	(32)	(1)	(40)
At December 31, 2022	(199)	(1,051)	(27)	(1,277)
Net book value:
At December 31, 2022	5,547	29,628	367	35,542

*	The investment properties were acquired from the acquisition of AFH, which was closed on July 1, 2022. See Note 5

Schedule of maturity analysis of lease payments receivable under operating leases
The maturity analysis of lease payments receivable under operating leases of investment properties was as follows:

In thousands of USD	At June 30, 2023
2023	2,448
2024	4,534
2025	3,708
2026	2,915
2027	1,922
Thereafter	4,786
Total	20,313

The maturity analysis of lease payments receivable under operating leases of investment properties was as follows:

In thousands of USD	At December 31, 2022
2023	3,600
2024	3,701
2025	3,229
2026	2,492
2027	1,855
Thereafter	4,711
Total	19,588